Interest Revenue and Expenses	12 Months Ended
Dec. 31, 2021
Disclosure of interest income (expense) [text block] [Abstract]
Interest Revenue and Expenses
30.	Interest Revenue and Expenses:

(a)	As of each year-end below, interest revenue is detailed as follows:

	2019	2020	2021
	MCh$	MCh$	MCh$
Commercial loans	910,229	826,440	1,028,638
Consumer loans	638,198	533,267	446,608
Residential mortgage loans	532,009	520,271	918,452
Financial investments	45,294	36,748	81,887
Repurchase agreements	2,480	1,406	1,756
Loans and advances to banks	27,457	10,797	14,524
Gain (loss) from accounting hedges	(59,874)	(62,826)	(110,927)
Other interest revenue	17,755	10,692	7,532
Total	2,113,548	1,876,795	2,388,470

The amount of interest recognized on a received basis for impaired portfolio in 2021 amounts to Ch$5,408 million (Ch$3,811 million as of December 31, 2020).

(b)	As of each year-end below, interest expenses are detailed as follows:

	2019	2020	2021
	MCh$	MCh$	MCh$
Savings accounts and time deposits	313,142	142,623	133,338
Debt issued	386,015	403,989	653,890
Other financial obligations	918	413	31
Repurchase agreements	7,048	1,853	940
Borrowings from financial institutions	43,570	27,830	23,382
(Gain) loss from accounting hedges	(25,888)	(32,040)	(29,953)
Demand deposits	14,408	11,559	28,367
Lease liabilities	2,574	2,532	1,978
Other interest expenses	483	1,248	2,475
Total	742,270	560,007	814,448

(c)	As of each year-end below, loss from accounting hedge is the following:

	2019	2020	2021
	MCh$	MCh$	MCh$
Cash Flow hedge	(28,690)	(22,293)	(76,108)
Fair value hedge	(5,296)	(8,493)	(4,866)
Total	(33,986)	(30,786)	(80,974)